UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:            JUNE 30, 2009
                                                  ------------------------------

Check here if Amendment [ ]; Amendment Number:  ____
  This Amendment (Check only one.):   [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                      DR. JEFFREY R. JAY, M.D
                  -----------------------------------------------------
Address:                   165 MASON STREET - 3RD FLOOR
                  -----------------------------------------------------
                           GREENWICH, CT  06830
                  -----------------------------------------------------

13F File Number:  028-12517

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                        .                                  .
           ---------------------------------------------------------------------
Title:                                                          .
           ---------------------------------------------------------------------
Phone:                                        .
           ---------------------------------------------------------------------

Signature, Place, and Date of Signing:

    /S/ DR. JEFFREY R. JAY, M.D.          GREENWICH, CT         AUGUST 14, 2009
----------------------------------     -------------------    -----------------
        [Signature]                       [City, State]         [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


     13F File Number                    Name

     28-
        ---------------                 ----------------------------------------

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                2
                                            --------------

Form 13F Information Table Entry Total:           45
                                            --------------

Form 13F Information Table Value Total:     $   144,460
                                             -------------
                                              (thousands)

List of Other Included Managers:            Mr. David Kroin
                                            Great Point Partners, LLC

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.               13F File Number           Name

1                 028-13262                 Mr. David Kroin
2                 028-11743                 Great Point Partners, LLC

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                          Column 1                     Column 2         Column 3           Column 4                     Column 5
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-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                              Shares or   Share
Name of Issuer                                      Title of Class        Cusip           Value (M$1000)     Prn Amount   PrnPut /
-----------------------------------------------------------------------------------------------------------------------------------
AMAG PHARMACEUTICALS, INC. CMN                           COM            00163U106           7,115,000           130,150    SH
-----------------------------------------------------------------------------------------------------------------------------------
CALL/AMAG(AVMAR)        @  90 EXP 01/16/2010             CALL           00163U106              14,000               224    SH
-----------------------------------------------------------------------------------------------------------------------------------
CALL/AMAG(AVMAM)        @  65 EXP 01/16/2010             CALL           00163U106             475,000             1,000    SH
-----------------------------------------------------------------------------------------------------------------------------------
CALL/AMAG(AVMGL)        @  60 EXP 07/18/2009             CALL           00163U106             375,000             2,000    SH
-----------------------------------------------------------------------------------------------------------------------------------
PUT/AMAG(AVMSH)         @  40 EXP 07/18/2009             PUT            00163U106             199,000             1,500    SH
-----------------------------------------------------------------------------------------------------------------------------------
ATS MEDICAL INC CMN                                      COM            002083103           3,300,000         1,000,000    SH
-----------------------------------------------------------------------------------------------------------------------------------
ABBOTT LABORATORIES CMN                                  COM            002824100           4,704,000           100,000    SH
-----------------------------------------------------------------------------------------------------------------------------------
ABIOMED INC CMN                                          COM            003654100          14,093,000         1,597,800    SH
-----------------------------------------------------------------------------------------------------------------------------------
ADOLOR CORP CMN                                          COM            00724X102           2,393,000         1,359,451    SH
-----------------------------------------------------------------------------------------------------------------------------------
ALLOS THERAPEUTICS INC CMN                               COM            019777101              83,000            10,000    SH
-----------------------------------------------------------------------------------------------------------------------------------
CALL/ALTH(QATJU)        @  7.5 EXP 10/17/2009            CALL           019777101           1,087,000             5,000    SH
-----------------------------------------------------------------------------------------------------------------------------------
ANADYS PHARMACEUTICALS, INC. CMN                         COM            03252Q408           5,580,000         3,000,000    SH
-----------------------------------------------------------------------------------------------------------------------------------
ANGIODYNAMICS, INC. CMN                                  COM            03475V101           8,642,000           651,206    SH
-----------------------------------------------------------------------------------------------------------------------------------
ARENA PHARMACEUTICALS INC CMN                            COM            040047102           3,418,000           685,000    SH
-----------------------------------------------------------------------------------------------------------------------------------
PUT/ARNA(UGGVZ)         @  2.5 EXP 10/17/2009            PUT            040047102             440,000            11,000    SH
-----------------------------------------------------------------------------------------------------------------------------------
CALL/AUXL(UQXIF)        @  30 EXP 09/19/2009             CALL           05334D107             600,000             1,000    SH
-----------------------------------------------------------------------------------------------------------------------------------
BAXTER INTERNATIONAL INC CMN                             COM            071813109           5,296,000           100,000    SH
-----------------------------------------------------------------------------------------------------------------------------------
BECTON DICKINSON & CO CMN                                COM            075887109           1,783,000            25,000    SH
-----------------------------------------------------------------------------------------------------------------------------------
CANTEL MEDICAL CORP. CMN                                 COM            138098108             812,000            50,000    SH
-----------------------------------------------------------------------------------------------------------------------------------
CEPHALON INC CMN                                         COM            156708109          12,463,000           220,000    SH
-----------------------------------------------------------------------------------------------------------------------------------
COOPER COMPANIES INC (NEW) CMN                           COM            216648402             618,000            25,000    SH
-----------------------------------------------------------------------------------------------------------------------------------
CYBERONICS INC CMN                                       COM            23251P102             249,000            15,000    SH
-----------------------------------------------------------------------------------------------------------------------------------
DENDREON CORP CMN                                        COM            24823Q107           8,750,000           350,000    SH
-----------------------------------------------------------------------------------------------------------------------------------
EXACT SCIENCES CORP CMN                                  COM            30063P105           3,487,000         1,315,790    SH
-----------------------------------------------------------------------------------------------------------------------------------
ICU MEDICAL INC CMN                                      COM            44930G107             617,000            15,000    SH
-----------------------------------------------------------------------------------------------------------------------------------
JOHNSON & JOHNSON CMN                                    COM            478160104           7,100,000           125,000    SH
-----------------------------------------------------------------------------------------------------------------------------------
MERIDIAN BIOSCIENCE INC CMN                              COM            589584101             339,000            15,000    SH
-----------------------------------------------------------------------------------------------------------------------------------
MERIT MEDICAL SYS INC CMN                                COM            589889104             245,000            15,000    SH
-----------------------------------------------------------------------------------------------------------------------------------
NPS PHARMACEUTICALS INC CMN                              COM            62936P103           3,495,000           750,000    SH
-----------------------------------------------------------------------------------------------------------------------------------
OSIRIS THERAPEUTICS, INC. CMN                            COM            68827R108             141,000            10,500    SH
-----------------------------------------------------------------------------------------------------------------------------------
CALL/OSIR(QIUKC)        @  15 EXP 11/21/2009             CALL           68827R108             335,000             1,000    SH
-----------------------------------------------------------------------------------------------------------------------------------
QUIDEL CORP CMN                                          COM            74838J101             218,000            15,000    SH
-----------------------------------------------------------------------------------------------------------------------------------
RTI BIOLOGICS, INC. CMN                                  COM            74975N105           1,073,000           250,000    SH
-----------------------------------------------------------------------------------------------------------------------------------
RIGEL PHARMACEUTICALS INC CMN                            COM            766559603           1,212,000           100,000    SH
-----------------------------------------------------------------------------------------------------------------------------------
CALL/RIGL(QRGID)        @  20 EXP 09/19/2009             CALL           766559603             122,000             1,250    SH
-----------------------------------------------------------------------------------------------------------------------------------
CALL/RIGL(QRGIU)        @  7.5 EXP 09/19/2009            CALL           766559603           1,513,000             2,500    SH
-----------------------------------------------------------------------------------------------------------------------------------
PUT/RIGL(QRGUA)         @  5 EXP 09/19/2009              PUT            766559603             145,000             2,514    SH
-----------------------------------------------------------------------------------------------------------------------------------
ST JUDE MEDICAL INC CMN                                  COM            790849103           5,138,000           125,000    SH
-----------------------------------------------------------------------------------------------------------------------------------
SHIRE LIMITED SPONSORED ADR CMN                          COM            82481R106          10,370,000           250,000    SH
-----------------------------------------------------------------------------------------------------------------------------------
THERMO FISHER SCIENTIFIC INC CMN                         COM            883556102           2,039,000            50,000    SH
-----------------------------------------------------------------------------------------------------------------------------------
CALL/UTHR(FUHAU)        @  130 EXP 01/16/2010            CALL           91307C102              12,000               340    SH
-----------------------------------------------------------------------------------------------------------------------------------
ZIMMER HLDGS INC CMN                                     COM            98956P102           4,260,000           100,000    SH
-----------------------------------------------------------------------------------------------------------------------------------
COVIDIEN PLC CMN                                         COM            G2554F105           4,680,000           125,000    SH
-----------------------------------------------------------------------------------------------------------------------------------
TRANSITION THERAPEUTICS INC.                             COM            893716209           6,765,660         1,809,000    SH
-----------------------------------------------------------------------------------------------------------------------------------
BIODEL, INC.                                             COM            09064M105           8,664,259         1,679,120    SH
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
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                          Column 1                         Column 6       Column 7                       Column 8
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                                                                                                     Voting Authority
----------------------------------------------------------------------------------------------------------------------------------
                                                 PrnPut /  Investment     Other
Name of Issuer                                    Call      Discret       Managers                 Sole      Shared      None
----------------------------------------------------------------------------------------------------------------------------------
AMAG PHARMACEUTICALS, INC. CMN                            Share-Defined     None                  130,150              0 None
----------------------------------------------------------------------------------------------------------------------------------
CALL/AMAG(AVMAR)        @  90 EXP 01/16/2010      CALL    Share-Defined     None                      224              0 None
----------------------------------------------------------------------------------------------------------------------------------
CALL/AMAG(AVMAM)        @  65 EXP 01/16/2010      CALL    Share-Defined     None                    1,000              0 None
----------------------------------------------------------------------------------------------------------------------------------
CALL/AMAG(AVMGL)        @  60 EXP 07/18/2009      CALL    Share-Defined     None                    2,000              0 None
----------------------------------------------------------------------------------------------------------------------------------
PUT/AMAG(AVMSH)         @  40 EXP 07/18/2009       PUT    Share-Defined     None                    1,500              0 None
----------------------------------------------------------------------------------------------------------------------------------
ATS MEDICAL INC CMN                                       Share-Defined     None                1,000,000              0 None
----------------------------------------------------------------------------------------------------------------------------------
ABBOTT LABORATORIES CMN                                   Share-Defined     None                  100,000              0 None
----------------------------------------------------------------------------------------------------------------------------------
ABIOMED INC CMN                                           Share-Defined     None                1,597,800              0 None
----------------------------------------------------------------------------------------------------------------------------------
ADOLOR CORP CMN                                           Share-Defined     None                1,359,451              0 None
----------------------------------------------------------------------------------------------------------------------------------
ALLOS THERAPEUTICS INC CMN                                Share-Defined     None                   10,000              0 None
----------------------------------------------------------------------------------------------------------------------------------
CALL/ALTH(QATJU)        @  7.5 EXP 10/17/2009     CALL    Share-Defined     None                    5,000              0 None
----------------------------------------------------------------------------------------------------------------------------------
ANADYS PHARMACEUTICALS, INC. CMN                          Share-Defined     None                3,000,000              0 None
----------------------------------------------------------------------------------------------------------------------------------
ANGIODYNAMICS, INC. CMN                                   Share-Defined     None                  651,206              0 None
----------------------------------------------------------------------------------------------------------------------------------
ARENA PHARMACEUTICALS INC CMN                             Share-Defined     None                  685,000              0 None
----------------------------------------------------------------------------------------------------------------------------------
PUT/ARNA(UGGVZ)         @  2.5 EXP 10/17/2009      PUT    Share-Defined     None                   11,000              0 None
----------------------------------------------------------------------------------------------------------------------------------
CALL/AUXL(UQXIF)        @  30 EXP 09/19/2009      CALL    Share-Defined     None                    1,000              0 None
----------------------------------------------------------------------------------------------------------------------------------
BAXTER INTERNATIONAL INC CMN                              Share-Defined     None                  100,000              0 None
----------------------------------------------------------------------------------------------------------------------------------
BECTON DICKINSON & CO CMN                                 Share-Defined     None                   25,000              0 None
----------------------------------------------------------------------------------------------------------------------------------
CANTEL MEDICAL CORP. CMN                                  Share-Defined     None                   50,000              0 None
----------------------------------------------------------------------------------------------------------------------------------
CEPHALON INC CMN                                          Share-Defined     None                  220,000              0 None
----------------------------------------------------------------------------------------------------------------------------------
COOPER COMPANIES INC (NEW) CMN                            Share-Defined     None                   25,000              0 None
----------------------------------------------------------------------------------------------------------------------------------
CYBERONICS INC CMN                                        Share-Defined     None                   15,000              0 None
----------------------------------------------------------------------------------------------------------------------------------
DENDREON CORP CMN                                         Share-Defined     None                  350,000              0 None
----------------------------------------------------------------------------------------------------------------------------------
EXACT SCIENCES CORP CMN                                   Share-Defined     None                1,315,790              0 None
----------------------------------------------------------------------------------------------------------------------------------
ICU MEDICAL INC CMN                                       Share-Defined     None                   15,000              0 None
----------------------------------------------------------------------------------------------------------------------------------
JOHNSON & JOHNSON CMN                                     Share-Defined     None                  125,000              0 None
----------------------------------------------------------------------------------------------------------------------------------
MERIDIAN BIOSCIENCE INC CMN                               Share-Defined     None                   15,000              0 None
----------------------------------------------------------------------------------------------------------------------------------
MERIT MEDICAL SYS INC CMN                                 Share-Defined     None                   15,000              0 None
----------------------------------------------------------------------------------------------------------------------------------
NPS PHARMACEUTICALS INC CMN                               Share-Defined     None                  750,000              0 None
----------------------------------------------------------------------------------------------------------------------------------
OSIRIS THERAPEUTICS, INC. CMN                             Share-Defined     None                   10,500              0 None
----------------------------------------------------------------------------------------------------------------------------------
CALL/OSIR(QIUKC)        @  15 EXP 11/21/2009      CALL    Share-Defined     None                    1,000              0 None
----------------------------------------------------------------------------------------------------------------------------------
QUIDEL CORP CMN                                           Share-Defined     None                   15,000              0 None
----------------------------------------------------------------------------------------------------------------------------------
RTI BIOLOGICS, INC. CMN                                   Share-Defined     None                  250,000              0 None
----------------------------------------------------------------------------------------------------------------------------------
RIGEL PHARMACEUTICALS INC CMN                             Share-Defined     None                  100,000              0 None
----------------------------------------------------------------------------------------------------------------------------------
CALL/RIGL(QRGID)        @  20 EXP 09/19/2009      CALL    Share-Defined     None                    1,250              0 None
----------------------------------------------------------------------------------------------------------------------------------
CALL/RIGL(QRGIU)        @  7.5 EXP 09/19/2009     CALL    Share-Defined     None                    2,500              0 None
----------------------------------------------------------------------------------------------------------------------------------
PUT/RIGL(QRGUA)         @  5 EXP 09/19/2009        PUT    Share-Defined     None                    2,514              0 None
----------------------------------------------------------------------------------------------------------------------------------
ST JUDE MEDICAL INC CMN                                   Share-Defined     None                  125,000              0 None
----------------------------------------------------------------------------------------------------------------------------------
SHIRE LIMITED SPONSORED ADR CMN                           Share-Defined     None                  250,000              0 None
----------------------------------------------------------------------------------------------------------------------------------
THERMO FISHER SCIENTIFIC INC CMN                          Share-Defined     None                   50,000              0 None
----------------------------------------------------------------------------------------------------------------------------------
CALL/UTHR(FUHAU)        @  130 EXP 01/16/2010     CALL    Share-Defined     None                      340              0 None
----------------------------------------------------------------------------------------------------------------------------------
ZIMMER HLDGS INC CMN                                      Share-Defined     None                  100,000              0 None
----------------------------------------------------------------------------------------------------------------------------------
COVIDIEN PLC CMN                                          Share-Defined     None                  125,000              0 None
----------------------------------------------------------------------------------------------------------------------------------
TRANSITION THERAPEUTICS INC.                              Share-Defined     None                1,809,000              0 None
----------------------------------------------------------------------------------------------------------------------------------
BIODEL, INC.                                              Share-Defined     None                1,679,120              0 None
----------------------------------------------------------------------------------------------------------------------------------